Investments - Schedule of Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 45.8	$ 47.9	$ 137.4	$ 146.2
Investment expenses	(1.2)	(2.0)	(5.1)	(6.2)
Net investment income	44.6	45.9	132.3	140.0
Net realized gains/(losses) on fixed maturity securities, available-for-sale	(2.7)	1.3	(3.4)	2.9
Net realized gain on derivatives	0.0	0.0	0.1	0.0
Net realized and unrealized gains/(losses) on other investments	(9.0)	4.7	17.9	10.4
Change in net unrealized losses on derivatives	0.0	(0.1)	0.0	(0.1)
Change in provision for expected credit losses	(15.7)	0.3	(18.7)	5.6
Net realized and unrealized investment gains/(losses)	(27.4)	6.2	(4.1)	18.8
Total realized and unrealized investment gains/(losses) and net investment income	$ 17.2	$ 52.1	$ 128.2	$ 158.8